 1-A/A LIVE 0001451432 XXXXXXXX 024-10581 true First Sentry Bancshares, Inc. WV 2002 0001451432 6022 03-0398338 71 8 823 EIGHTH STREET HUNTINGTON WV 25701 304-522-6400 Thomas J. Murray, Esq. Banking 22338323.00 108854589.00 367903927.00 6170509.00 508500004.00 944090.00 409680596.00 40220578.00 466936118.00 41563886.00 508500004.00 19771814.00 3597393.00 408629.00 4667480.00 3.25 3.23 Hess Stewart & Campbell CPA's PLLC Common 1437851 3364OY102 OTC Pink N/A 0 000000000 N/A N/A 0 000000000 N/A true true Tier1 Audited Equity (common or preferred stock) N N N N N N 123319 1437851 33.00 4069527.00 0.00 0.00 0.00 4069527.00 Hess, Stewart & Campbell CPA's PLLC 7500.00 Dinsmore & Shohl LLP 150000.00 The securities will be issued to the shareholders of Rock Branch Community Bank, Inc. by the issuer in connection with the merger of Rock Branch with and into a wholly owned subsidiary of the issuer pursuant to an Agreement and Plan of Merger. true FL IL KY MI MO NC OH SC TN VA WV WI true